Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Analysis of Allowance for Loan Losses
An analysis of the allowance for loan losses as of and for the years ended December 31, 2016 and 2015, is as follows:

Allowance for Loan Losses:	For the year ended December 31, 2016
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$952	$(76)	$8	$304	$1,188
Real Estate Construction:
Residential	247	—	—	21	268
Commercial	2,501	(1,081)	—	1,076	2,496
Real Estate Mortgage:
Commercial – Owner Occupied	3,267	—	1	(1,186)	2,082
Commercial – Non-owner Occupied	3,838	(154)	—	205	3,889
Residential – 1 to 4 Family	4,802	(704)	39	779	4,916
Residential – Multifamily	254	(45)	—	296	505
Consumer	275	(6)	—	(33)	236
Unallocated	—	—	—	—	—
Total	$16,136	$(2,066)	$48	$1,462	$15,580

Allowance for Loan Losses:	For the year ended December 31, 2015
	Beginning Balance	Charge-offs	Recoveries	Provisions	Ending Balance
	(Amounts in thousands)
Commercial and Industrial	$1,679	$(1,554)	$121	$706	$952
Real Estate Construction:
Residential	316	(238)	—	169	247
Commercial	3,015	(2,745)	—	2,231	2,501
Real Estate Mortgage:
Commercial – Owner Occupied	3,296	—	66	(95)	3,267
Commercial – Non-owner Occupied	4,962	(638)	398	(884)	3,838
Residential – 1 to 4 Family	4,156	(504)	148	1,002	4,802
Residential – Multifamily	357	—	—	(103)	254
Consumer	262	(1)	—	14	275
Unallocated	—	—	—	—	—
Total	$18,043	$(5,680)	$733	$3,040	$16,136

Allowance for Loan Losses, at December 31, 2016	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$138	$1,050	$1,188
Real Estate Construction:
Residential	—	268	268
Commercial	155	2,341	2,496
Real Estate Mortgage:
Commercial – Owner Occupied	498	1,584	2,082
Commercial – Non-owner Occupied	226	3,663	3,889
Residential – 1 to 4 Family	234	4,682	4,916
Residential – Multifamily	—	505	505
Consumer	—	236	236
Total	$1,251	$14,329	$15,580

Allowance for Loan Losses, at December 31, 2015	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$67	$885	$952
Real Estate Construction:
Residential	—	247	247
Commercial	1,149	1,352	2,501
Real Estate Mortgage:
Commercial – Owner Occupied	73	3,194	3,267
Commercial – Non-owner Occupied	486	3,352	3,838
Residential – 1 to 4 Family	709	4,093	4,802
Residential – Multifamily	5	249	254
Consumer	—	275	275
Total	$2,489	$13,647	$16,136

Loans, at December 31, 2016:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$159	$26,615	$26,774
Real Estate Construction:
Residential	—	8,825	8,825
Commercial	8,386	50,083	58,469
Real Estate Mortgage:
Commercial – Owner Occupied	4,380	119,518	123,898
Commercial – Non-owner Occupied	19,000	249,123	268,123
Residential – 1 to 4 Family	4,065	305,275	309,340
Residential – Multifamily	308	39,496	39,804
Consumer	107	16,613	16,720
Total	$36,405	$815,548	$851,953

Loans, at December 31, 2015:	Individually evaluated for impairment	Collectively evaluated for impairment	Total
	(Amounts in thousands)
Commercial and Industrial	$1,183	$25,957	$27,140
Real Estate Construction:
Residential	—	7,750	7,750
Commercial	7,117	38,128	45,245
Real Estate Mortgage:
Commercial – Owner Occupied	4,698	167,342	172,040
Commercial – Non-owner Occupied	24,584	231,887	256,471
Residential – 1 to 4 Family	4,284	208,982	213,266
Residential – Multifamily	356	17,757	18,113
Consumer	—	18,476	18,476
Total	$42,222	$716,279	$758,501